UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2010

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  3333 Richmond Road
		  Suite 180
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		January 6, 2011
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
         reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	80

Form 13F Information Table Value Total:	$334,499 	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x1000)
Quantity
Discretion
Managers
Sole







AMERICAN CAMPUS CMNTYS COM
024835100
$4,715.82
148,483
Sole
None
148,483
ART TECHNOLOGY GROUP COM
04289l107
$5,508.90
921,220
Sole
None
921,220
ADMINISTAFF INC COM
007094105
$6,423.73
219,240
Sole
None
219,240
AMERICAN EXPRESS CO COM
025816109
$5,932.10
138,213
Sole
None
138,213
BANK OF AMERICA CORP COM
060505104
$157.87
11,834
Sole
None
11,834
FRANKLIN RES INC COM
354613101
$5,731.10
51,534
Sole
None
51,534
BAKER HUGHES INC COM
057224107
$1,154.83
20,200
Sole
None
20,200
BIOELECTRONICS CORP COM
09062H108
$0.56
60,000
Sole
None
60,000
BIG LOTS INC COM
089302103
$4,151.91
136,307
Sole
None
136,307
BAKBONE SOFTWARE INC COM
057101107
$33.00
101,500
Sole
None
101,500
BRISTOL-MYERS SQUIBB CO COM
110122108
$338.31
12,776
Sole
None
12,776
BP PLC SPONSORED ADR
055622104
$421.47
9,542
Sole
None
9,542
CATERPILLAR INC DEL COM
149123101
$341.86
3,650
Sole
None
3,650
COMCAST CORP COM CL A
20030N101
$7,541.84
343,279
Sole
None
343,279
COHEN & STEERS INC COM
19247A100
$4,792.22
183,610
Sole
None
183,610
CISCO SYS INC COM
17275R102
$3,864.90
191,048
Sole
None
191,048
CEL-SCI CORP COM NEW
150837409
$8.21
10,000
Sole
None
10,000
CHEVRON CORP NEW COM
166764100
$2,664.59
29,201
Sole
None
29,201
DATATRAK INTL INC COM
238134100
$8.30
10,000
Sole
None
10,000
DG FASTCHANNEL INC COM
23326R109
$4,593.51
159,055
Sole
None
159,055
WALT DISNEY CO COM
254687106
$6,080.66
162,108
Sole
None
162,108
ESTEE LAUDER COS INC COM
518439104
$4,816.98
59,690
Sole
None
59,690
E MED FUTURE INC COM
26875d108
$0.80
133,000
Sole
None
133,000
EOG RES INC COM
26875P101
$5,246.48
57,395
Sole
None
57,395
FOREST CITY ENTERPRISES INC COM CL A
345550107
$10,018.42
600,265
Sole
None
600,265
FEC RESOURCES INC COM
30246x108
$2.64
170,600
Sole
None
170,600
FIRST NATL NEB INC COM
335720108
$353.80
122
Sole
None
122
FIRSTMERIT CORP COM
337915102
$2,027.07
102,429
Sole
None
102,429
GENERAL ELEC CO COM
369604103
$4,912.02
268,563
Sole
None
268,563
GATX CORP COM
361448103
$5,801.27
164,435
Sole
None
164,435
GENCORP INC COM
368682100
$4,962.72
959,908
Sole
None
959,908
HEWLETT PACKARD CO COM
428236103
$5,073.85
120,519
Sole
None
120,519
INTERNATIONAL BUS MACH COM
459200101
$422.08
2,876
Sole
None
2,876
INTEL CORP COM
458140100
$5,843.65
277,872
Sole
None
277,872
JO-ANN STORES INC COM
47758P307
$10,019.34
166,379
Sole
None
166,379
JOHNSON & JOHNSON COM
478160104
$4,336.01
70,105
Sole
None
70,105
J P MORGAN CHASE & CO COM
46625H100
$1,870.89
44,104
Sole
None
44,104
NORDSTROM INC COM
655664100
$5,389.34
127,167
Sole
None
127,167
KAISER ALUMINUM CORP COM PAR $0.01
483007704
$6,389.33
127,557
Sole
None
127,557
KIMBERLY CLARK CORP COM
494368103
$224.17
3,556
Sole
None
3,556
KENNAMETAL INC COM
489170100
$5,871.85
148,805
Sole
None
148,805
LOEWS CORP COM
540424108
$2,538.18
65,232
Sole
None
65,232
LKQ CORP COM
501889208
$4,335.77
190,835
Sole
None
190,835
LIQUIDITY SERVICES INC COM
53635B107
$5,804.32
413,119
Sole
None
413,119
LULULEMON ATHLETICA IN COM
550021109
$9,609.04
140,442
Sole
None
140,442
LUBRIZOL CORP COM
549271104
$8,549.65
79,993
Sole
None
79,993
LAZARD FDS INC EMERG MKT RETL
52106n764
$4,658.39
209,932
Sole
None
209,932
MAGELLAN MIDSTREAM PRT COM UNIT RP
LP
559080106
$276.85
4,900
Sole
None
4,900
MOTOROLA
620076109
$1,620.32
178,646
Sole
None
178,646
MERCK & CO INC NEW COM
58933Y105
$5,009.02
138,985
Sole
None
138,985
MICROSOFT CORP COM
594918104
$2,775.09
99,430
Sole
None
99,430
NORDSON CORP COM
655663102
$10,775.04
117,273
Sole
None
117,273
NEWFIELD EXPL CO COM
651290108
$9,354.11
129,720
Sole
None
129,720
NORTHROP GRUMMAN CORP COM
666807102
$4,861.29
75,043
Sole
None
75,043
NATIONAL SEMICONDUCTOR COM
637640103
$3,140.86
228,260
Sole
None
228,260
NOVAPET PRODUCTS INC COM
669875106
$0.00
12,000
Sole
None
12,000
OMNOVA SOLUTIONS INC COM
682129101
$6,003.76
718,153
Sole
None
718,153
ORACLE CORP COM
68389X105
$8,213.53
262,413
Sole
None
262,413
PETSMART INC COM
716768106
$5,815.39
146,042
Sole
None
146,042
PFIZER INC COM
717081103
$425.42
24,296
Sole
None
24,296
PROCTER & GAMBLE CO COM
742718109
$395.63
6,150
Sole
None
6,150
PROGRESSIVE CORP OHIO COM
743315103
$2,625.82
132,150
Sole
None
132,150
PULTE GROUP INC COM
745867101
$2,717.13
361,321
Sole
None
361,321
PHILIP MORRIS INTL INC COM
718172109
$299.15
5,111
Sole
None
5,111
TRANSOCEAN INC COM
H8817H100
$4,232.74
60,894
Sole
None
60,894
STARBUCKS CORP COM
855244109
$1,150.90
35,820
Sole
None
35,820
SCHWAB CHARLES CORP NEW COM
808513105
$5,261.63
307,518
Sole
None
307,518
SCHLUMBERGER LTD COM
806857108
$10,237.43
122,604
Sole
None
122,604
SIMON PPTY GROUP NEW COM
828806109
$7,097.62
71,340
Sole
None
71,340
SKYWORKS SOLUTIONS INC COM
83088m102
$7,077.99
247,223
Sole
None
247,223
TERADYNE INC COM
880770102
$8,109.93
577,630
Sole
None
577,630
TENET HEALTHCARE CORP COM
88033G100
$7,452.63
1,113,995
Sole
None
1,113,995
TETRA TECH INC NEW COM
88162G103
$7,986.95
318,713
Sole
None
318,713
TIME WARNER INC COM
887317303
$3,614.40
112,353
Sole
None
112,353
VANGUARD/WINDSOR FD ADMIRAL
SHARES
922018403
$227.05
4,980
Sole
None
4,980
WELLS FARGO & CO NEW COM
949746101
$4,865.83
157,013
Sole
None
157,013
WEYERHAEUSER CO COM
962166104
$6,121.04
323,351
Sole
None
323,351
WYNDHAM WORLDWIDE CORP COM
98310W108
$7,881.85
263,079
Sole
None
263,079
EXXON CORP COM
30231G102
$850.46
11,631
Sole
None
11,631
XEROX CORP COM
984121103
$4,478.34
388,745
Sole
None
388,745














TOTAL PORTFOLIO

$334,498.94
80